United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 4/30/06
                                     -------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments






FEDERATED INTERMEDIATE CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

         Principal
     Amount or Shares                                                                                           Value

                             ASSET-BACKED SECURITIES--0.7%
                             Credit Card--0.5%
  $      1,500,000           Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009         $      1,513,515
                             Home Equity Loan--0.2%
          289,312       (1)  125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                     292,205
          263,963            New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%,
                             10/25/2028                                                                        263,736
                                 TOTAL                                                                         555,941
                                 TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,050,328)                   2,069,456

                             CORPORATE BONDS--91.4%
                             Basic Industry - Chemicals--1.1%
         1,140,000           Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                       1,126,082
         2,000,000           Praxair, Inc., 6.375%, 4/1/2012                                                  2,200,120
                                 TOTAL                                                                        3,326,202
                             Basic Industry - Metals & Mining--2.8%
         1,160,000           Alcan, Inc., 5.00%, 6/1/2015                                                     1,150,186
         2,000,000           BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006                           2,029,740
         1,000,000           Barrick Gold Corp., 4.875%, 11/15/2014                                            975,650
          500,000            Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                         526,405
         1,560,000           Newmont Mining Corp., 5.875%, 4/1/2035                                           1,552,621
          500,000            Noranda, Inc., 6.00%, 10/15/2015                                                  518,915
          750,000            Placer Dome, Inc., Bond, 8.50%, 12/31/2045                                        784,860
         1,200,000           Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                        1,260,372
                                 TOTAL                                                                        8,798,749
                             Basic Industry - Paper--2.1%
          350,000            International Paper Co., 4.25%, 1/15/2009                                         342,286
          350,000            International Paper Co., 5.50%, 1/15/2014                                         354,008
          25,000             International Paper Co., Note, 6.50%, 11/15/2007                                  25,858
         2,430,000           Louisiana-Pacific Corp., 8.875%, 8/15/2010                                       2,731,928
         1,000,000           Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                       1,145,230
         1,700,000           Weyerhaeuser Co., Note, 6.75%, 3/15/2012                                         1,845,707
                                 TOTAL                                                                        6,445,017
                             Capital Goods - Aerospace & Defense--1.3%
         1,370,000      (1)  BAE Systems Holdings, Inc, 4.75%, 8/15/2010                                      1,357,821
         1,800,000           Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                     1,844,676
          860,000            Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                  856,474
                                 TOTAL                                                                        4,058,971
                             Capital Goods - Building Materials--1.6%
          650,000            CRH America, Inc., 5.30%, 10/15/2013                                              662,532
         2,500,000           Masco Corp., 4.80%, 6/15/2015                                                    2,438,550
         2,000,000           Masco Corp., Note, 6.75%, 3/15/2006                                              2,032,120
                                 TOTAL                                                                        5,133,202
                             Capital Goods - Diversified Manufacturing--1.8%
          860,000            Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                     995,450
          500,000       (1)  Hutchison Whampoa International Ltd., 7.45%, 11/24/2033                           575,410
          500,000            Kennametal, Inc., 7.20%, 6/15/2012                                                547,670
         2,000,000           Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                  2,172,360
         1,400,000           Tyco International Group, Company Guarantee, 6.375%, 2/15/2006                   1,416,870
                                 TOTAL                                                                        5,707,760
                             Capital Goods - Environmental--1.1%
         1,000,000           Waste Management, Inc., 7.375%, 8/1/2010                                         1,102,960
         2,000,000           Waste Management, Inc., Deb., 8.75%, 5/1/2018                                    2,199,500
                                 TOTAL                                                                        3,302,460
                             Communications - Media & Cable--3.2%
         1,600,000           Comcast Corp., 6.375%, 1/30/2006                                                 1,617,840
          800,000            Comcast Corp., 7.125%, 6/15/2013                                                  905,376
         3,500,000           Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                               3,665,340
         2,000,000           Continental Cablevision, Sr. Note, 8.30%, 5/15/2006                              2,060,360
          925,000            Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                         910,023
          750,000            Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005                         761,550
                                 TOTAL                                                                        9,920,489
                             Communications - Media Noncable--3.0%
         2,000,000           British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                             2,230,468
         2,000,000           Clear Channel Communications, Inc., 6.00%, 11/1/2006                             2,025,464
         1,500,000           New York Times Co., 4.50%, 3/15/2010                                             1,487,610
         1,180,000           New York Times Co., 5.00%, 3/15/2015                                             1,184,449
          500,000            News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                            626,392
         1,780,000           Reed Elsevier, Inc., 4.625%, 6/15/2012                                           1,737,351
                                 TOTAL                                                                        9,291,734
                             Communications - Telecom Wireless--3.7%
         3,350,000           AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006                          3,412,310
         8,000,000           Sprint Capital Corp., 7.125%, 1/30/2006                                          8,104,224
                                 TOTAL                                                                       11,516,534
                             Communications - Telecom Wirelines--5.3%
         1,450,000           CenturyTel, Inc., 8.375%, 10/15/2010                                             1,649,926
         2,675,000           Citizens Communications Co., 9.00%, 8/15/2031                                    2,835,500
         1,000,000           Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                      1,018,160
          100,000            GTE Southwest, Inc., Deb., 6.54%, 12/1/2005                                       100,810
         1,500,000      (1)  KT Corp., Note, 5.875%, 6/24/2014                                                1,570,050
         3,125,000           Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                                   3,178,875
         2,000,000           Telefonos de Mexico, Note, 4.50%, 11/19/2008                                     1,974,100
         4,000,000           Verizon Global Funding, Note, 7.25%, 12/1/2010                                   4,458,720
                                 TOTAL                                                                       16,786,141
                             Consumer Cyclical - Automotive--10.7%
         2,000,000           DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010             1,986,240
         7,500,000           Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006                             7,575,330
         9,000,000           Ford Motor Credit Co., Note, 6.50%, 1/25/2007                                    9,097,326
          150,000            General Motors Acceptance Corp., 4.50%, 7/15/2006                                 148,798
         1,000,000           General Motors Acceptance Corp., 6.875%, 8/28/2012                                958,968
        11,000,000           General Motors Acceptance Corp., Note, 6.75%, 1/15/2006                         11,087,725
          990,000            General Motors Corp., Note, 8.375%, 7/15/2033                                     898,425
         1,760,000      (1)  Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                  1,740,693
                                 TOTAL                                                                       33,493,505
                             Consumer Cyclical - Entertainment--2.0%
         3,000,000           AOL Time Warner, Inc., 6.15%, 5/1/2007                                           3,085,710
         1,000,000           AOL Time Warner, Inc., Note, 6.875%, 5/1/2012                                    1,111,440
          180,000            International Speedway Corp., 4.20%, 4/15/2009                                    176,083
          940,000            International Speedway Corp., 5.40%, 4/15/2014                                    957,226
         1,000,000           Time Warner, Inc., Deb., 8.11%, 8/15/2006                                        1,037,190
                                 TOTAL                                                                        6,367,649
                             Consumer Cyclical - Retailers--0.9%
         1,050,000           CVS Corp., 5.625%, 3/15/2006                                                     1,060,395
          489,496       (1)  CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                     496,419
         1,000,000           Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028                             948,150
          400,000            Target Corp., 5.40%, 10/1/2008                                                    411,392
                                 TOTAL                                                                        2,916,356
                             Consumer Cyclical - Services--0.9%
          500,000            Adecco SA, Sr. Note, 7.00%, 3/15/2006                                             505,878
         2,025,000           Boston University, 7.625%, 7/15/2097                                             2,475,113
                                 TOTAL                                                                        2,980,991
                             Consumer Non-Cyclical Food/Beverage--1.6%
         2,000,000           Anheuser-Busch Cos., Inc., Deb., 7.00%, 12/1/2025                                2,052,620
          700,000            Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006                                687,771
           5,000             Grand Metropolitan Investment Corp., Company Guarantee, 9.00%,
                             8/15/2011                                                                          6,111
          100,000            Hershey Foods Corp., Note, 6.70%, 10/1/2005                                       100,477
         2,000,000           Kraft Foods, Inc., 5.625%, 11/1/2011                                             2,096,960
                                 TOTAL                                                                        4,943,939
                             Consumer Non-Cyclical Healthcare--0.9%
          820,000       (1)  Thermo Electron Corp., 5.00%, 6/1/2015                                            805,002
         2,000,000           UnitedHealth Group, Inc., 7.50%, 11/15/2005                                      2,020,440
                                 TOTAL                                                                        2,825,442
                             Consumer Non-Cyclical Pharmaceuticals--1.0%
         1,370,000      (1)  Genentech, Inc., 4.40%, 7/15/2010                                                1,360,656
          580,000            Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                       667,911
         1,000,000           Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                             1,034,240
                                 TOTAL                                                                        3,062,807
                             Consumer Non-Cyclical Supermarkets--0.4%
          450,000            Kroger Co., 7.25%, 6/1/2009                                                       486,697
          675,000            Kroger Co., Company Guarantee, 7.45%, 3/1/2008                                    719,512
                                 TOTAL                                                                        1,206,209
                             Consumer Non-Cyclical Tobacco--0.4%
          375,000            Altria Group, Inc., 5.625%, 11/4/2008                                             385,740
          750,000            Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                                  758,108
                                 TOTAL                                                                        1,143,848
                             Energy - Independent--2.4%
         1,000,000           Anadarko Finance Co., 6.75%, 5/1/2011                                            1,098,020
         1,970,000           Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                1,939,682
          850,000            Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006                            869,338
         1,350,000           Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010              1,578,420
         1,495,800      (1)  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                              1,418,721
          600,000       (1)  Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                               611,250
                                 TOTAL                                                                        7,515,431
                             Energy - Integrated--1.8%
          10,000             BP Amoco PLC, Deb., 9.125%, 3/1/2011                                              12,155
         3,300,000           Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                          3,871,230
          750,000            Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                                      772,365
         1,100,000      (1)  Statoil ASA, 5.125%, 4/30/2014                                                   1,120,416
                                 TOTAL                                                                        5,776,166
                             Energy - Refining--0.7%
         2,170,000           Valero Energy Corp., Note, 4.75%, 4/1/2014                                       2,119,378
                             Financial Institution - Banking--13.2%
         1,250,000           ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                           1,296,287
         1,200,000           Astoria Financial Corp., Note, 5.75%, 10/15/2012                                 1,233,519
         1,000,000           Chase Manhattan Corp., Note, 6.375%, 2/15/2008                                   1,041,420
         2,000,000           Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010                              2,259,640
         3,000,000           Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010                                 2,947,650
         2,000,000           City National Bank, Sub. Note, 6.375%, 1/15/2008                                 2,097,280
         2,100,000           Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                  2,359,854
         1,500,000           FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                             1,508,875
          660,000            HSBC Finance Corp., 4.75%, 4/15/2010                                              660,673
         1,100,000           HSBC Finance Corp., 5.00%, 6/30/2015                                             1,086,448
         3,000,000           Household Finance Corp., Note, 6.50%, 1/24/2006                                  3,035,880
         1,200,000           Hudson United Bancorp, 7.00%, 5/15/2012                                          1,327,741
         1,600,000           J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                            1,605,312
         2,000,000           Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                    1,983,960
         1,000,000           PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                   1,108,740
         3,822,222      (1)  Regional Diversified Funding, 9.25%, 3/15/2030                                   4,577,914
         1,300,000           Regions Financial Corp., 4.375%, 12/1/2010                                       1,281,891
          200,000            SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007                        209,798
         1,000,000      (1)  Swedbank, Sub., 7.50%, 11/29/2049                                                1,035,111
         1,770,000           U.S. Bank, NA, Sub. Note, 4.95%, 10/30/2014                                      1,786,992
         1,500,000           Wachovia Bank N.A., 4.80%, 11/1/2014                                             1,486,800
         1,100,000           Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                  1,095,512
          500,000            Washington Mutual Bank FA, 5.125%, 1/15/2015                                      496,890
         1,200,000           Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011                          1,323,108
         2,700,000           Wells Fargo & Co., 4.20%, 1/15/2010                                              2,664,090
                                 TOTAL                                                                       41,511,385
                             Financial Institution - Brokerage--8.0%
         2,550,000           Amvescap PLC, Note, 4.50%, 12/15/2009                                            2,490,253
         6,000,000           Bear Stearns Cos., Inc., 6.50%, 5/1/2006                                         6,101,580
         3,000,000      (1)  FMR Corp., 4.75%, 3/1/2013                                                       2,951,340
          900,000       (1)  FMR Corp., Bond, 7.57%, 6/15/2029                                                1,156,581
          500,000            Franklin Resources, Inc., 3.70%, 4/15/2008                                        490,120
         1,000,000           Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                          1,068,250
         3,000,000           Lehman Brothers Holdings, Inc., Note, 3.60%, 3/13/2009                           2,906,700
          15,000             Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006                                15,368
         5,000,000           Morgan Stanley, Unsub., 6.10%, 4/15/2006                                         5,071,850
         2,250,000           Waddell & Reed Financial, Inc., 7.50%, 1/18/2006                                 2,283,638
          684,379       (1)  World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                  732,559
                                 TOTAL                                                                       25,268,239
                             Financial Institution - Finance Noncaptive--3.1%
         1,020,000           Capital One Financial Corp., Note, 7.125%, 8/1/2008                              1,085,879
         1,500,000           General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008              1,672,170
         3,000,000           MBNA America Bank, NA, Sr. Note, Series BKNT, 6.50%, 6/20/2006                   3,053,070
         1,240,000      (1)  Residential Capital Corp., 6.375%, 6/30/2010                                     1,261,242
         2,650,000           SLM Corp., Floating Rate Note, 4.42%, 12/15/2014                                 2,626,813
                                 TOTAL                                                                        9,699,174
                             Financial Institution - Insurance - Life--1.1%
         2,000,000      (1)  Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                          2,036,920
         1,150,000      (1)  Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                         1,336,415
                                 TOTAL                                                                        3,373,335
                             Financial Institution - Insurance - P&C--2.0%
          750,000            Loews Corp., Deb., 8.875%, 4/15/2011                                              881,708
         3,500,000      (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006                                      3,422,475
         1,000,000      (1)  Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033                                  1,005,350
         1,000,000           St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007             1,048,150
                                 TOTAL                                                                        6,357,683
                             Financial Institution - REITs--2.1%
         2,000,000           Archstone-Smith Trust, 5.00%, 8/15/2007                                          2,018,200
         1,750,000           EOP Operating LP, 8.375%, 3/15/2006                                              1,794,782
         2,800,000           Simon Property Group, Inc., Note, 4.875%, 8/15/2010                              2,783,340
                                 TOTAL                                                                        6,596,322
                             Foreign-Local-Government--0.7%
         2,180,000           Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                         2,351,501
                             Municipal Services--0.2%
          560,000       (1)  Army Hawaii Family Housing, 5.524%, 6/15/2050                                     583,189
                             Sovereign--0.9%
         1,000,000           Sweden, Government of, Deb., 10.25%, 11/1/2015                                   1,221,540
         1,500,000           United Mexican States, 6.625%, 3/3/2015                                          1,625,250
                                 TOTAL                                                                        2,846,790
                             Technology--2.0%
         1,500,000           Computer Sciences Corp., 7.375%, 6/15/2011                                       1,686,060
         2,500,000           Deluxe Corp., 5.125%, 10/1/2014                                                  2,444,025
         2,000,000           Unisys Corp., 8.125%, 6/1/2006                                                   2,055,000
                                 TOTAL                                                                        6,185,085
                             Transportation - Airlines--0.5%
         1,000,000           Southwest Airlines Co., 6.50%, 3/1/2012                                          1,073,840
          425,000            Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                    504,819
                                 TOTAL                                                                        1,578,659
                             Transportation - Railroads--1.5%
          480,000            Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                             478,401
          817,586            Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021              965,700
         1,820,000           Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                           1,917,861
         1,330,000           Union Pacific Corp., 4.875%, 1/15/2015                                           1,305,914
                                 TOTAL                                                                        4,667,876
                             Transportation - Services--1.0%
         3,100,000           FedEx Corp., Unsecd. Note, 3.50%, 4/1/2009                                       2,984,215
                             Unassigned--0.3%
         1,000,000           Anderson Exploration Ltd., 6.75%, 3/15/2011                                      1,081,870
                             Utility - Electric--3.7%
         1,375,000           Alabama Power Co., 5.375%, 10/1/2008                                             1,410,709
          963,000            American Electric Power Co., Inc., Note, 6.125%, 5/15/2006                        976,877
          740,000            Consolidated Natural Gas Co., 5.00%, 12/1/2014                                    734,043
         1,500,000           Enersis S.A., Note, 7.40%, 12/1/2016                                             1,600,161
         1,000,000           Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005               999,900
         1,350,000           MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                          1,614,816
         3,000,000           PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                              3,410,310
          900,000            Scottish Power PLC, 4.91%, 3/15/2010                                              902,034
                                 TOTAL                                                                       11,648,850
                             Utility - Natural Gas Pipelines--0.4%
         1,400,000           Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035             1,400,168
                                 TOTAL CORPORATE BONDS
                             ---------------------------------------------------------------------
                                 (IDENTIFIED COST $283,374,235)                                              286,773,321

                             GOVERNMENTS AGENCY--1.4%
                             Sovereign--1.4%
         3,600,000           United Mexican States, Note, 9.875%, 2/1/2010
                             ---------------------------------------------------------------------
                             (IDENTIFIED COST $4,270,659)                                                     4,305,600

                             MUNICIPAL--0.4%
                             Consumer Cyclical - Services--0.4%
         1,100,000           Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007
                             ---------------------------------------------------------------------
                             (IDENTIFIED COST $1,126,358)                                                     1,168,992

                             PREFERRED STOCK--1.2%
                             Financial Institution - Banking--1.2%
          70,000             Citigroup, Inc., Cumulative Pfd., Series F, $3.183 Annual Dividend
                             ---------------------------------------------------------------------
                             (IDENTIFIED COST $3,343,620)                                                     3,675,000

                             U.S. TREASURY--2.6%
         3,000,000           U.S. Treasury Note, 4.00%, 11/15/2012                                            2,967,188
         5,500,000           U.S. Treasury Note, 4.00%, 2/15/2014                                             5,402,870
                                 TOTAL U.S. TREASURY
                             ---------------------------------------------------------------------
                                 (IDENTIFIED COST $8,385,916)                                                 8,370,058

                             REPURCHASE AGREEMENT--2.2%
         6,928,000           Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                             Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at
                             $6,929,917 on 8/1/2005, collateralized by U.S. Government Agency
                             Obligations with various maturities to 8/1/2035, collateral market
                             value $2,049,630,426   (AT AMORTIZED COST)                                       6,928,000
                                 TOTAL INVESTMENTS - 99.9%
                             ===================================================
                                 (IDENTIFIED COST $309,479,116)(2)                                           313,290,427
                                 OTHER ASSETS AND LIABILITIES - NET - 0.1%                                     466,488
                                 TOTAL NET ASSETS - 100%                                               $     313,756,915

================================================================================
        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $31,447,739 which represents 10.0% of total net assets.
        2 At July 31, 2005, the cost of investments for federal tax purposes amounts to $309,479,116. The net unrealized appreciation of investments for federal tax purposes was $3,811,311. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,858,211 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,046,900.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of theTrustees.

The following acronym is used throughout this portfolio:

REITs             --Real Estate Investment Trusts










FEDERATED SHORT-TERM INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
    Amount or Shares                                                                                            Value

                          ADJUSTABLE RATE MORTGAGES--3.8%
                          Federal Home Loan Mortgage Corporation--0.1%
 $      126,838      (1)  FHLMC ARM 606116, 30 Year, 4.254%, 9/1/2019                                 $        129,782
        134,042      (1)  FHLMC ARM 785167, 30 Year, 4.529%, 12/1/2018                                         136,869
                              TOTAL                                                                            266,651
                          Federal National Mortgage Association--3.7%
       2,687,397     (1)  FNMA ARM 544843, 4.486%, 10/01/2027                                                 2,742,112
       1,855,583     (1)  FNMA ARM 544852, 4.438%, 4/01/2028                                                  1,893,029
       1,605,965     (1)  FNMA ARM 544884, 4.524%, 5/01/2034                                                  1,639,611
       5,109,893     (1)  FNMA ARM 556379, 4.137%, 5/01/2040                                                  5,182,755
        945,642      (1)  FNMA ARM 556388, 4.137%, 5/01/2040                                                   958,139
                              TOTAL                                                                          12,415,646
                          Government National Mortgage Association--0.0%
         58,648      (1)  GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022                                            59,444
                              TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,711,137)                  12,741,741

                          ASSET-BACKED SECURITIES--28.0%
                          Auto Receivables--11.5%
       2,000,000          Americredit Automobile Receivable Trust 2005-AX, Class A3, 3.63%,
                          1/6/2010                                                                            1,970,380
        990,288           Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%,
                          6/12/2008                                                                            993,413
       3,000,000          Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%,
                          7/6/2008                                                                            2,981,072
       4,000,000          BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008                          3,964,960
       1,500,000          BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011                           1,499,775
       2,362,933          Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%,
                          10/16/2006                                                                          2,354,879
       2,500,000          Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%,
                          11/15/2007                                                                          2,466,523
        586,814           Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007                  583,152
        735,075      (2)  First Tennessee Financial Auto Securitization Trust 2002-A, Class A,
                          3.55%, 7/15/2008                                                                     734,459
        430,048           Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                  415,323
        995,138           Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007                989,575
       1,000,000          Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009                        990,050
       2,000,000          Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                       1,991,500
        500,000           Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                     499,920
         87,647           MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007                              87,790
        603,426           Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012                   601,362
        294,053           Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009               293,992
       1,000,000          Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008              985,080
       1,896,490          Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012             1,866,165
       1,000,000          Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007              987,010
       2,000,000          Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007             1,978,880
       1,104,841          Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/15/2007                 1,101,383
       2,000,000          Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                 1,933,240
          287             Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005                287
        204,119           The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018                     204,562
       2,000,000          WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009                       1,997,700
       3,749,320          Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007                           3,723,555
                              TOTAL                                                                          38,195,987
                          Credit Card--4.7%
       4,500,000          Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008                         4,496,625
       1,755,000     (1)  Bank One Issuance Trust 2002-B1, Class B1, 3.76813%, 12/15/2009                     1,763,389
       3,000,000          Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%,
                          8/17/2009                                                                           2,958,480
       3,000,000     (1)  Citibank Credit Card Issuance Trust 2000-C2, Class C2, 4.24875%,
                          10/15/2007                                                                          3,002,730
       1,000,000     (1)  Citibank Credit Card Issuance Trust 2002-C1, Class C1, 4.2185%,
                          2/9/2009                                                                            1,006,270
       2,500,000     (1)  MBNA Master Credit Card Trust 2000-D, Class B, 3.81813%, 9/15/2009                  2,513,200
                              TOTAL                                                                          15,740,694
                          Equipment Lease--0.6%
        957,321           CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008                        944,707
       1,208,230    (2,3) Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                 1,188,596
                              TOTAL                                                                           2,133,303
                          Home Equity Loan--8.2%
        289,312     (2,3) 125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                        292,205
         57,949           Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 3.98%,
                          2/25/2033                                                                            57,981
        374,958     (1,2) Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.21%,
                          5/25/2029                                                                            363,379
        434,312     (1,2) Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 4.16438%,
                          5/25/2029                                                                            412,939
        323,839     (1,2) Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 4.76438%,
                          5/25/2029                                                                            298,372
        377,288     (1,2) Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 5.06438%,
                          5/25/2029                                                                            318,698
        925,267      (2)  Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029              941,038
        716,090      (2)  Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029              682,247
       3,000,000          Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class
                          1A2, 3/25/2020                                                                      2,982,657
         51,654      (2)  Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 3/27/2035                51,614
         67,141      (1)  ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 3.86813%,
                          1/15/2028                                                                            67,249
       3,375,255     (1)  Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.68%, 9/20/2023                3,379,017
       1,181,423     (1)  First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class
                          A3, 3.81%, 3/25/2034                                                                1,184,377
        230,475      (1)  First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class
                          A2, 3.70%, 11/25/2034                                                                231,069
         19,713      (2)  First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 11/25/2034                       19,672
        788,886      (2)  First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034                         785,685
       1,378,667          First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034                        1,368,942
       2,717,532          Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%,
                          11/15/2027                                                                          2,383,248
       2,481,015          Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%,
                          8/15/2028                                                                           1,684,311
        516,793     (2,3) Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034                    514,617
       1,044,910    (2,3) Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035                  1,043,029
        585,183           Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%,
                          3/25/2015                                                                            584,721
        328,248      (2)  NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                                   72,215
        311,872           New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%,
                          10/25/2028                                                                           311,604
       1,012,000     (1)  Quest Trust 2004 - X1, Class A, 3.79%, 3/25/2034                                    1,012,637
       1,085,981          Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%,
                          5/25/2025                                                                           1,082,927
       1,925,950          Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.505%,
                          10/25/2030                                                                          1,940,761
       1,750,000          SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034                                  1,746,728
       1,707,869     (1)  Saxon Asset Securities Trust 2005-1, Class A1, 3.69%, 5/25/2035                     1,711,165
                              TOTAL                                                                          27,525,104
                          Manufactured Housing--0.8%
       1,684,600          Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028                       1,752,018
       1,000,000          Vanderbilt Mortgage Finance 1999-A, Class 2B2, 5.94%, 6/7/2016                      1,054,882
                              TOTAL                                                                           2,806,900
                          Other--0.6%
       2,000,000          Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 4.18%,
                          6/15/2009                                                                           2,002,160
                          Rate Reduction Bond--1.6%
       1,989,861          California Infrastructure & Economic Development Bank Special Purpose
                          Trust SCE-1 1997-1, Class A6, 6.38%, 9/25/2008                                      2,020,146
       1,241,883          California Infrastructure & Economic Development Bank Special Purpose
                          Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008                                    1,260,337
       2,000,000          PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011                        1,977,000
                              TOTAL                                                                           5,257,483
                              TOTAL ASSET-BACKED SECURITIES
                          -----------------------------------------------------------------------
                              (IDENTIFIED COST $95,823,552)                                                  93,721,631

                          COLLATERALIZED MORTGAGE OBLIGATIONS--7.2%
                          Commercial Mortgage--0.1%
       5,961,908          First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class
                          IO, 1.28899%, 4/18/2029                                                              199,044
                          Federal Home Loan Mortgage Corporation--1.7%
       3,137,923     (1)  Federal Home Loan Mortgage Corp. REMIC 2571 FB, 3.73813%, 2/15/2018                 3,152,811
        423,298           Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008                     421,597
        939,575           Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
                          Class A1, 1.582%, 9/15/2008                                                          933,506
       1,096,638          Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
                          Class A2, 1.876%, 3/15/2008                                                         1,079,416
                              TOTAL                                                                           5,587,330
                          Federal National Mortgage Association--0.2%
         76,150           Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023              77,670
        283,314           Federal National Mortgage Association REMIC 2002-22 PE, 6.50%,
                          11/25/2030                                                                           283,126
        361,247           Federal National Mortgage Association REMIC 2003-99 TD, 5.00%,
                          1/25/2024                                                                            360,365
                              TOTAL                                                                            721,161
                          Non-Agency Mortgage--5.2%
        396,108      (2)  C-BASS ABS LLC Series 1999-3, Class B1, 6.679%, 2/3/2029                             364,174
       1,940,969          Citigroup Mortgage Loan Trust 2003-UP3 A1, Class A1, 7.00%, 9/25/2033               1,994,070
       1,422,979     (2)  Credit-Based Asset Servicing And Securitization 1997-1, Class A1,
                          4.155%, 2/1/2017                                                                    1,419,422
       2,000,000          GMAC Mortgage Corp. Loan Trust 2003-GH1, Class A4, 4.59%, 4/25/2026                 1,996,800
        557,416     (2,3) Greenwich Capital Acceptance 1991-4, Class B1A, 6.2158771%, 7/1/2019                 557,243
       1,000,000          Harwood Street Funding I LLC 2004-1, Class CTFS, 4.43%, 9/20/2009                    998,610
       1,258,000     (2)  Mellon Residential Funding Corp. 1999-TBC1, Class B4, 4.2133%,
                          1/25/2029                                                                           1,302,030
       1,500,000     (1)  Permanent Financing (No. 7) PLC, Class 1C, 3.66% 6/10/2042                          1,502,565
       1,000,000     (1)  Permanent Financing (No. 8) PLC, Class 1C, 3.75%, 6/10/2042                          999,668
         67,708           Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007              67,708
         9,987       (2)  Resecuritization Mortgage Trust 1998-A, Class B3, 8.44998%, 10/26/2023                7,875
         70,030      (2)  SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 5.4978%,
                          1/28/2027                                                                            55,214
       1,371,529          Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                               1,365,547
       2,257,881          Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%,
                          6/25/2018                                                                           2,253,647
       2,484,953          Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1,
                          3.3848%, 7/25/2034                                                                  2,458,696
                              TOTAL                                                                          17,343,269
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          -----------------------------------------------------------------------
                              (IDENTIFIED COST $23,764,622)                                                  23,850,804

                          CORPORATE BONDS--32.4%
                          Basic Industry - Chemicals--0.6%
       2,200,000          Praxair, Inc., 2.75%, 6/15/2008                                                     2,097,216
                          Basic Industry - Paper--0.3%
       1,000,000          Louisiana-Pacific Corp., 8.875%, 8/15/2010                                          1,124,250
                          Capital Goods - Aerospace & Defense--0.4%
        525,000           Boeing Capital Corp., 5.65%, 5/15/2006                                               531,069
        800,000           General Dynamics Corp., 2.125%, 5/15/2006                                            787,952
                              TOTAL                                                                           1,319,021
                          Capital Goods - Diversified Manufacturing--0.6%
       2,000,000    (2,3) Tyco International Group SA , Note, 4.436%, 6/15/2007                               1,995,640
                          Communications - Media & Cable--1.0%
       1,250,000          Comcast Corp., 6.375%, 1/30/2006                                                    1,263,937
        600,000           Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005                                 603,468
       1,500,000     (1)  Cox Communications, Inc., Note, 3.95%, 12/14/2007                                   1,508,760
                              TOTAL                                                                           3,376,165
                          Communications - Media Noncable--1.4%
        400,000           British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006                  413,055
       2,300,000          Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006                            2,339,675
       1,750,000     (1)  Reed Elsevier, Inc., Floating Rate Note, 3.73%, 6/15/2010                           1,751,085
                              TOTAL                                                                           4,503,815
                          Communications - Telecom Wireless--0.9%
        400,000           Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007                            407,672
       2,500,000          Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006                            2,535,250
                              TOTAL                                                                           2,942,922
                          Communications - Telecom Wirelines--2.0%
       2,000,000          Alltel Corp., Note, 4.656%, 5/17/2007                                               2,007,202
       2,000,000     (1)  BellSouth Corp., 3.39313%, 11/15/2007                                               2,001,220
       2,250,000          SBC Communications, Inc., Note, 5.75%, 5/2/2006                                     2,275,110
        400,000           Telefonos de Mexico, 8.25%, 1/26/2006                                                408,004
                              TOTAL                                                                           6,691,536
                          Consumer Cyclical - Automotive--2.6%
        400,000     (2,3) American Honda Finance Corp., 3.85%, 11/6/2008                                       391,796
       1,500,000     (1)  DaimlerChrysler North America Holding Corp., Floating Rate Note,
                          3.61%, 3/7/2007                                                                     1,494,405
        500,000           Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006                                 505,022
       1,000,000          General Motors Acceptance Corp., 4.50%, 7/15/2006                                    991,985
       2,500,000          General Motors Acceptance Corp., Note, 6.75%, 1/15/2006                             2,519,938
       1,250,000          Harley Davidson, Inc., 3.625%, 12/15/2008                                           1,207,313
       1,500,000    (2,3) Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                     1,483,545
                              TOTAL                                                                           8,594,004
                          Consumer Cyclical - Retailers--1.3%
       2,400,000          CVS Corp., 5.625%, 3/15/2006                                                        2,423,760
       1,900,000          Target Corp., 3.375%, 3/1/2008                                                      1,857,402
                              TOTAL                                                                           4,281,162
                          Consumer Non-Cyclical Food/Beverage--1.3%
       2,500,000          Diageo Capital PLC, 3.375%, 3/20/2008                                               2,434,950
       2,000,000          General Mills, Inc., 3.875%, 11/30/2007                                             1,973,920
                              TOTAL                                                                           4,408,870
                          Consumer Non-Cyclical Health Care--0.1%
        400,000           UnitedHealth Group, Inc., 3.30%, 1/30/2008                                           388,336
                          Consumer Non-Cyclical Pharmaceuticals--0.4%
       1,444,000          Lilly (Eli) & Co., Note, 2.90%, 3/15/2008                                           1,392,622
                          Consumer Non-Cyclical Products--1.0%
       1,500,000          Gillette Co., 2.875%, 3/15/2008                                                     1,447,860
       2,000,000          Procter & Gamble Co., 3.50%, 12/15/2008                                             1,945,200
                              TOTAL                                                                           3,393,060
                          Consumer Non-Cyclical Supermarkets--1.0%
       1,750,000          Kroger Co., Sr. Note, 6.375%, 3/1/2008                                              1,819,381
       1,375,000          Safeway Inc., 6.15%, 3/1/2006                                                       1,386,590
                              TOTAL                                                                           3,205,971
                          Energy - Independent--0.3%
        997,200     (2,3) Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                  945,814
                          Energy - Integrated--1.5%
       1,500,000          BP Capital Markets PLC, 2.75%, 12/29/2006                                           1,471,035
       2,650,000          ChevronTexaco Corp., 5.70%, 12/1/2008                                               2,668,550
        750,000           Conoco, Inc., 5.45%, 10/15/2006                                                      760,440
                              TOTAL                                                                           4,900,025
                          Energy - Refining--0.6%
       2,000,000          Valero Energy Corp., 7.375%, 3/15/2006                                              2,032,416
                          Financial Institution - Banking--2.7%
       1,250,000          Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006                    1,264,563
       1,500,000          Household Finance Corp., Note, 6.50%, 1/24/2006                                     1,517,940
       2,400,000          PNC Funding Corp., 5.75%, 8/1/2006                                                  2,436,696
        400,000           U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                             405,408
       2,500,000          Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                      2,527,150
       1,000,000          Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005                                       1,002,300
                              TOTAL                                                                           9,154,057
                          Financial Institution - Brokerage--1.0%
        400,000           Franklin Resources, Inc., 3.70%, 4/15/2008                                           392,096
       1,950,000    (2,3) Goldman Sachs Group LP, 6.75%, 2/15/2006                                            1,978,587
       1,000,000          Morgan Stanley, Unsub., 6.10%, 4/15/2006                                            1,014,370
                              TOTAL                                                                           3,385,053
                          Financial Institution - Finance Noncaptive--2.8%
       2,150,000          American Express Co., 3.75%, 11/20/2007                                             2,122,222
       3,500,000          General Electric Capital Corp., 5.35%, 3/30/2006                                    3,531,080
       1,000,000          HSB Capital I, Company Guarantee, 4.50875%, 7/15/2027                               1,001,430
       2,500,000    (1,2,3Residential Capital Corp., Floating Rate Note, 4.835%, 6/29/2007                    2,503,955
                              TOTAL                                                                           9,158,687
                          Financial Institution - Insurance - Life--0.3%
       1,000,000          AXA Financial, Inc., Note, 6.50%, 4/1/2008                                          1,046,390
                          Financial Institution - Insurance - P&C--0.8%
       2,700,000    (2,3)  Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005                    2,713,770
                          Financial Institution - REITs--1.2%
       1,400,000          Archstone-Smith Trust, 3.00%, 6/15/2008                                             1,336,300
        400,000           EOP Operating LP, 8.375%, 3/15/2006                                                  410,236
       2,250,000          Simon Property Group, Inc., 6.375%, 11/15/2007                                      2,335,163
                              TOTAL                                                                           4,081,699
                          Foreign-Local-Govt--1.0%
       1,500,000          Ontario, Province of, 2.35%, 6/30/2006                                              1,478,220
       1,700,000          Quebec, Province of, 5.50%, 4/11/2006                                               1,717,051
                              TOTAL                                                                           3,195,271
                          Technology--1.1%
       1,975,000          Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                     2,077,483
       1,750,000          First Data Corp., 3.375%, 8/1/2008                                                  1,700,178
                              TOTAL                                                                           3,777,661
                          Transportation - Airlines--0.3%
       1,000,000          Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006                          1,016,780
                          Transportation - Railroads--0.5%
       1,500,000          Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                              1,580,655
                          Transportation - Services--0.7%
       1,435,000          FedEx Corp., Note, 2.65%, 4/1/2007                                                  1,395,179
       1,000,000          Hertz Corp., 4.70%, 10/2/2006                                                        990,123
                              TOTAL                                                                           2,385,302
                          Utility - Electric--2.7%
       1,500,000          Alabama Power Co., 2.65%, 2/15/2006                                                 1,489,245
       2,000,000          Dominion Resources, Inc., 5.125%, 12/15/2009                                        2,019,520
       2,000,000          FPL Group, Inc., 3.25%, 4/11/2006                                                   1,989,300
       1,500,000          PSEG Power LLC, 6.875%, 4/15/2006                                                   1,526,460
       2,000,000          Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009                           1,934,460
                              TOTAL                                                                           8,958,985
                              TOTAL CORPORATE BONDS (IDENTIFIED COST $109,641,080)                           108,047,155

                          GOVERNMENT AGENCIES--6.0%
                          Agency--4.1%
       11,000,000         Federal Home Loan Bank System, Bond, 2.50%, 4/11/2006                              10,900,780
       2,500,000          Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008                            2,607,775
                              TOTAL                                                                          13,508,555
                          Federal National Mortgage Association--1.9%
       6,500,000          Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006               6,422,260
                              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,923,465)                        19,930,815

                          MORTGAGE BACKED SECURITIES--0.5%
                          Federal National Mortgage Association--0.2%
        162,439           Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033                  168,125
        334,605           Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                 346,316
                              TOTAL                                                                            514,441
                          Government National Mortgage Association--0.3%
        157,422           Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024              168,934
         62,445           Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026              67,780
        761,893           Government National Mortgage Association, Pool 780360, 11.00%,
                          9/15/2015                                                                            836,315
                              TOTAL                                                                           1,073,029
                              TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $1,602,202)                   1,587,470

                          U.S. TREASURY--10.9%
       1,000,000          United States Treasury Note, 2.00%, 5/15/2006                                        985,860
       1,000,000          United States Treasury Note, 2.625%, 11/15/2006                                      983,590
       2,000,000     (4)  United States Treasury Note, 3.00%, 2/15/2008                                       1,950,320
       5,500,000     (4)  United States Treasury Note, 3.25%, 8/15/2007                                       5,419,205
       4,000,000     (4)  United States Treasury Note, 3.25%, 8/15/2008                                       3,910,000
       3,000,000     (4)  United States Treasury Note, 3.50%, 11/15/2006                                      2,984,070
       5,000,000     (4)  United States Treasury Note, 3.75%, 5/15/2008                                       4,960,150
       3,000,000     (4)  United States Treasury Note, 3.875%, 5/15/2010                                      2,963,910
        500,000           United States Treasury Note, 5.625%, 5/15/2008                                       520,705
       10,500,000    (4)  United States Treasury Note, 5.75%, 11/15/2005                                     10,564,365
        935,000           United States Treasury Note, 6.625%, 5/15/2007                                       977,225
                              TOTAL U.S. TREASURY (IDENTIFIED COST $36,598,601)                              36,219,400

                          MUTUAL FUNDS--8.3%(5)
       2,092,559          Federated Mortgage Core Portfolio                                                  21,009,289
        973,495           High Yield Bond Portfolio                                                           6,687,907
                              TOTAL MUTUAL FUNDS (IDENTIFIED COST $28,867,479)                               27,697,196

                          REPURCHASE AGREEMENTS--12.6%
       8,159,000          Interest in $2,000,000,000 joint repurchase agreement with Deutsche
                          Bank Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at
                          $8,161,257 on 8/1/2005, collateralized by U.S. Government Agency
                          Obligations with various maturities to 8/1/2035, collateral market
                          value $2,049,630,426                                                                8,159,000
       15,000,000         Interest in $750,000,000 joint repurchase agreement with Morgan
                          Stanley & Co., Inc., 3.32%, dated 7/29/2005 to be repurchased at
                          $15,004,150 on 8/1/2005, collateralized by U.S. Government Agency
                          Obligations with various maturities to 4/1/2035, collateral market
                          value $775,004,391 (held as collateral for securities lending)                     15,000,000
       18,861,000         Interest in $3,500,000,000 joint repurchase agreement with Barclays
                          Capital, Inc., 3.32%, dated 7/29/2005 to be repurchased at $18,866,218 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, collateral market value
                          $3,570,988,296 (held as collateral for securities lending)                         18,861,000
                              TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                42,020,000
                              TOTAL INVESTMENTS - 109.7%
                          -----------------------------------------------------------------------
                              (IDENTIFIED COST $337,091,138 )(6)                                             365,816,212
                              OTHER ASSETS AND LIABILITIES - NET - (9.7)%                                   (32,245,706)
                              TOTAL NET ASSETS - 100%                                                 $      333,570,506

===================================================================================================================================
       1  Denotes variable rate and floating rate obligations for which the current rate is shown.
       2  Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
          1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $23,437,830 which represents 7.0% of total net assets.
       3  Denotes a restricted security, including securities purchased under
          Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"). At July 31, 2005, these securities amounted to $15,608,797 which represents 4.7% of total net assets.

          Additional information on restricted securities, excluding securities purchased under Rule 144A that
          have been deemed liquid by the Trustees, held at July 31, 2005, is as follows:
          Security                                      Acquisition Date                   Acquisition Cost
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Bayview Financial Acquisition Trust 1998-1,   3/12/1999                          354,335
          Class M-II-1, 4.21%, 5/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Bayview Financial Acquisition Trust 1998-1,   5/14/1998                          434,312
          Class M-II-2, 4.16438%, 5/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Bayview Financial Acquisition Trust 1998-1,   5/14/1998                          323,839
          Class M-II-3, 4.76438%, 5/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Bayview Financial Acquisition Trust 1998-1,   6/2/1998                           377,288
          Class M-II-4, 5.06438%, 5/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Bayview Financial Acquisition Trust 1998-1,   12/8/1998                          923,243
          Class MI1, 7.52%, 5/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Bayview Financial Acquisition Trust 1998-1,   5/14/1998                          715,754
          Class MI3, 8.21%, 5/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          C-BASS ABS LLC Series 1999-3, Class B1,       7/9/1999                           324,252
          6.679%, 2/3/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Chase Funding Net Interest Margin Trust,      2/24/2004                          51,576
          Class NOTE, 3.75%, 3/27/2035
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Credit-Based Asset Servicing And              2/25/1997                          1,428,760
          Securitization 1997-1, Class A1, 4.155%,
          2/1/2017
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          First Franklin Nim Trust 2004-FF1, Class      3/31/2004                          19,660
          N1, 4.50%, 11/25/2034
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          First Franklin Nim Trust 2004-FF7, Class A,   9/9/2004                           790,643
          5.00%, 9/27/2034
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          First Tennessee Financial Auto                6/10/2002                          735,602
          Securitization Trust 2002-A, Class A,
          3.55%, 7/15/2008
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Mellon Residential Funding Corp. 1999-TBC1,   3/12/1999                          1,041,154
          Class B4, 4.2133%, 1/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          NC Finance Trust 1999-1, Class B, 8.75%,      2/23/1999                          326,662
          1/25/2029
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          Resecuritization Mortgage Trust 1998-A,       2/12/1999                          8,605
          Class B3, 8.44998%, 10/26/2023
          --------------------------------------------- ---------------------------------- -----------------------
          --------------------------------------------- ---------------------------------- -----------------------
          SMFC Trust Asset-Backed Certificates ,        2/4/1998-2/5/1998                  64,055
          1997-A, Class 4, 5.4978%, 1/28/2027
          --------------------------------------------- ---------------------------------- -----------------------
       4  Certain principal amounts are temporarily on loan to unaffiliated brokers/dealers.
          Market Value of Securities Loaned                    Market Value of Collateral
          ---------------------------------------------------- ---------------------------------------------------
          ---------------------------------------------------- ---------------------------------------------------
          33,119,820                                           33,861,000
          ---------------------------------------------------- ---------------------------------------------------
          --------------------------------------------------------------------------------------------------------
       5  Affiliated companies
       6  The cost of investments for federal tax purposes was $337,091,138 The net unrealized depreciation of investments for federal tax purposes was $5,135,926. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $709,366 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,845,292.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

ARM               --Adjustable Rate Mortgage
FHLMC             --Federal Home Loan Mortgage Corporation
FNMA              --Federal National Mortgage Association
GNMA              --Government National Mortgage Association
IO                --Interest Only
REITs             --Real Estate Investment Trusts
REMIC             --Real Estate Mortgage Investment Conduit






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Securities Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005